GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
GOODWILL AND INTANGIBLE ASSETS, NET [Text Block]
NOTE 10 -	GOODWILL AND INTANGIBLE ASSETS, NET

	Cultivations and processing licenses (*)	Customer relationships	Trade name	Goodwill	Other	Total
Cost:

Balance at January 1, 2024	$2,524	$12,727	$1,564	$10,095	$23	$26,933
Impairment	-	-	-	(495)	-	(495)
Deconsolidation of Oranim	-	(2,822)	-	(3,499)	-	(6,321)
Foreign currency translation adjustments	147	174	-	578	-	899

Balance at December 31, 2024	2,671	10,079	1,564	6,679	23	21,016
Impairment	(997)	-	-	(5,390)	-	(6,387)
Foreign currency translation adjustments	123	101	-	596	-	820

Balance at December 31, 2025	1,797	10,180	1,564	1,885	23	15,449

Accumulated amortization:

Balance at January 1, 2024	1,691	7,798	1,523	-	23	11,035
Amortization during the year	-	1,369	8	-	-	1,377
Deconsolidation of Oranim	-	(1,408)	-	-	-	(1,408)

Balance at December 31, 2024	1,691	7,759	1,531	-	23	11,004
Amortization during the year	-	1,330	8	-	-	1,338

Balance at December 31, 2025	1,691	9,089	1,539	-	23	12,342

Amortized cost at December 31, 2025	$106	$1,091	$25	$1,885	$-	$3,107

Amortized cost at December 31, 2024	$980	$2,320	$33	$6,679	$-	$10,012

(*)
The licenses consisted of GMP and GDP licenses in Germany that had indefinitely useful life. The Company recognized an impairment loss in total amount of $997 during the year ended December 31, 2025 (see below).

Amortization expenses amounted to $1,338, $1,377 and $1,758, were recorded as part of selling and marketing expenses during the years ended December 31, 2025, 2024 and 2023, respectively.

During the year ended December 31, 2024, the Company derecognized goodwill and intangible assets in the amount of $3,499 and $1,414, respectively, as part of the deconsolidation of Oranim and goodwill impairment amounted to $495 related to Panaxia.

As part of the preparation of the interim financial statements for the third quarter of 2025, the management has performed an intangible assets (indefinite useful life licenses in Germany) and goodwill impairment analysis as of September 30, 2025, due to existence of significant changes in the extent or manner in which, the related CGUs to which such intangible assets and goodwill relate, was expected to be used, including potential impact of the legalization of cannabis in Germany on the entire Group, as noted in Note 1C above. Accordingly, the management, using the assistance of external appraiser, measured the recoverable amounts of the intangible assets and the goodwill derived from the applicable CGUs based on the value in use which was calculated at the expected estimated future cash flows, as determined according to management's budget for the next five years, by taking into account a pre-tax discount rate of cash flows for the Israeli CGU and the German CGU of 21.86% and 18.64%, respectively. In addition, the projected cash flow for the period exceeding five years was estimated by using a fixed growth rate of 1.5% for both Israeli and German CGUs, representing the long-term average growth rate as expected for such business. Based on the analysis performed, the Company has determined that recoverable amount of the applicable CGUs to which intangible assets and goodwill has been allocated is less than the carrying amount of the applicable CGUs. Thus, the impairment analysis resulted in a write-off of $997 and $2,126 of indefinite useful life intangible assets and goodwill, respectively.

As of December 31, 2025, the management using the assistance of external appraiser performed the annual impairment analysis of goodwill, under which the recoverable amount of the Israeli CGU to which the remaining balance of goodwill relates, was determined based on the value in use of such CGU, using the expected estimated future cash flows, as determined according to the budget for the next five years and approved by the management. As part of the annual impairment analysis, the pre-tax discount rate of the cash flows was determined as 19.07% and the projected cash flows for the period exceeding five years was estimated using a fixed growth rate of 1.5%, representing the long-term average growth rate as expected for such business. Based on the analysis performed, the Company has determined that recoverable amount of the Israeli CGUs to which the remaining balance of goodwill relates is less than the carrying amount of the Israeli CGUs. Thus, the impairment analysis resulted in an additional write-off of $3,264 of goodwill.